Current Receivables (Details) - USD ($) $ in Millions		Mar. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		$ 25,918	$ 27,022
GE
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	[1]	$ 14,420	$ 14,707

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.